SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of information on reportable segments
Revenue and Depreciation and Amortization of reportable segments for the fiscal years ended December 31, 2024, 2023 and 2022 were as follows:

	Revenue			Depreciation & Amortization
In millions	2024	2023	2022	2024	2023	2022
Technical Apparel	$2,194.3	$1,614.1	$1,108.1	$126.0	$92.1	$79.7
Outdoor Performance	1,835.5	1,674.2	1,422.3	107.5	94.7	84.4
Ball & Racquet Sports	1,153.5	1,112.1	1,040.8	34.1	27.7	23.4
Total Reportable Segments	5,183.3	4,400.4	3,571.2	267.6	214.5	187.5
Corporate	—	—	—	6.2	6.4	6.8
Total	$5,183.3	$4,400.4	$3,571.2	$273.8	$220.9	$194.3
Adjusted Operating Profit of reportable segments for the fiscal years ended December 31, 2024, 2023 and 2022 were as follows:

In millions	2024	2023	2022
Technical Apparel	$460.4	$314.4	$171.4
Outdoor Performance	172.3	151.3	117.6
Ball & Racquet Sports	23.7	30.6	60.9
Total Adjusted Operating Profit of Reportable Segments	656.4	496.3	349.9
Corporate expenses (1)	(79.5)	(63.7)	(48.9)
Adjustments:
PPA (2)	(42.8)	(42.7)	(42.3)
Restructuring expenses (3)	(22.4)	(2.3)	(5.8)
Impairment losses on goodwill and intangible assets (4)	—	—	(198.1)
Expenses related to transaction activities (5)	(22.1)	(33.9)	(0.3)
Expenses related to certain legal proceedings (6)	(3.6)	(3.3)	(3.9)
Share-based payment expenses (7)	(15.3)	(47.9)	—
Interest expense	(219.0)	(397.6)	(237.5)
Foreign currency exchange (losses)/gains, net & other finance costs	(67.6)	(15.8)	1.0
Loss on debt extinguishment	(31.8)	—	—
Interest income	8.8	6.4	3.3
Income/(loss) before tax	$161.2	$(104.6)	$(182.6)
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(1)Includes corporate expenses, which have not been allocated to the reportable segments.
(2)Purchase Price Adjustments (“PPA”) include amortization and depreciation on the fair value adjustments of intangible and tangible assets resulting from Amer Sports' acquisition in 2019. For further information, refer to Note 1. The Company.
(3)Includes expenses for restructuring from severance, exit and termination events, and other non-recurring costs from payroll tax audits.
(4)Includes impairment losses on goodwill and intangible assets.
(5)Includes advisory fees in connection with M&A activities and non-recurring costs associated with our IPO and disposal of businesses.
(6)Includes inventory write-offs, legal fees and judgements in connection with non-recurring legal actions.
(7)Includes expenses for the share-based payments and for fixed cash compensation that is contingent upon the vesting of stock options under the 2019 and 2023 ESOP plans. Refer to Note 9. Share-Based Payments for additional information about the 2019 and 2023 ESOP plans.